As filed with the Securities and Exchange Commission on May 2, 2013

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

SARATOGA INVESTMENT CORP.

(Exact Name of Registrant as Specified in Charter)

535 Madison Avenue

New York, New York 10022

(Address of Principal Executive Offices)

(212) 906-7800

(Registrant’s Telephone Number, Including Area Code)

Christian L. Oberbeck

Chief Executive Officer

Saratoga Investment Corp.

535 Madison Avenue

New York, New York 10022

(Name and Address of Agent for Service)

COPIES TO:

Steven B. Boehm, Esq. Harry S. Pangas, Esq. Sutherland Asbill & Brennan LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001 Tel: (202) 383-0100 Fax: (202) 637-3593	Thomas R. Westle, Esq. Brad L. Shiffman, Esq. Blank Rome LLP The Chrysler Building 405 Lexington Avenue New York, NY 10174 Tel: (212) 885-5239 Fax: (917) 332-3817

Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	When declared effective pursuant to Section 8(c) of the Securities Act of 1933.

☒

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-183032.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount to be Registered	Proposed Maximum Offering Price per Note	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee
Notes	$8,050,000	100%	$8,050,000	$1099.00

(1)                                 Estimated solely for the purposes of determining the registration fee pursuant to Rule 457(a) under the Securities Act of 1933 (the “Securities Act”).

(2)                                 Includes notes that may be issued pursuant to the underwriters’ option to purchase additional notes.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Incorporation of Certain Information by Reference

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, by Saratoga Investment Corp. (the “Registrant”) with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-186323), including the preliminary prospectus and the exhibits thereto, initially filed on January 30, 2012 and declared effective on May 2, 2013, as amended by pre-effective amendments thereto (the “Prior Registration Statement”).

EXHIBIT INDEX

l	Opinion and Consent of Sutherland, Asbill & Brennan LLP.*

n.1	Consent of Ernst & Young, Independent Registered Public Accounting Firm, with respect to report dated May 23, 2012 and April 27, 2013, relating to Saratoga Investment Corp.*

* Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, in the State of New York, on the 2nd day of May 2013.

SARATOGA INVESTMENT CORP.

By:	/s/ CHRISTIAN L. OBERBECK
	Name:	Christian L. Oberbeck
	Title:	Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ CHRISTIAN L. OBERBECK	Chief Executive Officer and Director (Principal Executive Officer)	May 2, 2013
Christian L. Oberbeck

/s/ RICHARD A. PETROCELLI	Chief Financial Officer, Chief Compliance Officer and Secretary (Principal Financial and Accounting Officer)	May 2, 2013
Richard A. Petrocelli

*
Michael J. Grisius	President and Director	May 2, 2013

*
Steven M. Looney	Director	May 2, 2013

*
Charles S. Whitman III	Director	May 2, 2013

*
G. Cabell Williams	Director	May 2, 2013

*      Signed by Richard A. Petrocelli pursuant to a power of attorney signed by each individual on January 30, 2013.